Income Taxes	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Income Taxes

The Company accounts for income taxes under standards issued by the FASB. Under those standards, deferred tax assets and liabilities are recognized for future tax benefits or consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for significant deferred tax assets when it is more likely than not that such assets will not be realized through future operations.

No provision for federal income taxes has been recorded due to the net operating loss carry forwards totaling $14,337,562 as of November 30, 2017 that will offset future taxable income. The available net operating loss carry forwards will expire in various years through 2036. Future tax benefits which may arise as a result of these losses have not been recognized in these consolidated financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the future tax loss carry forwards.

The actual income tax provisions differ from the expected amounts calculated by applying the statutory income tax rate to the Company’s loss before income taxes. The components of these differences are as follows at November 30, 2017 and February 28, 2017:

	November 30, 2017	February 28, 2017
Net tax loss carry-forwards	$14,337,562	$11,627,532
Statutory rate	34%	34%
Expected tax recovery	4,874,771	3,953,361
Change in valuation allowance	(4,874,771)	(3,953,361)
Income tax provision	$-	$-

Components of deferred tax asset:
Non capital tax loss carry forwards	$4,874,771	$3,953,361
Less: valuation allowance	(4,874,771)	(3,953,361)
Net deferred tax asset	$-	$-

The Company accounts for income taxes under standards issued by the FASB. Under those standards, deferred tax assets and liabilities are recognized for future tax benefits or consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for significant deferred tax assets when it is more likely than not that such assets will not be realized through future operations.

No provision for federal income taxes has been recorded due to the net operating loss carry forwards totaling $11,627,532 as of February 28, 2017 that will offset future taxable income. The available net operating loss carry forwards will expire in various years through 2036. Future tax benefits which may arise as a result of these losses have not been recognized in these consolidated financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the future tax loss carry forwards.

The actual income tax provisions differ from the expected amounts calculated by applying the statutory income tax rate to the Company’s loss before income taxes. The components of these differences are as follows at February 28, 2017 and February 29, 2016:

	2017	2016
Net tax loss carry-forwards	$11,627,532	$9,591,131
Statutory rate	34%	34%
Expected tax recovery	3,953,361	3,260,985
Change in valuation allowance	(3,953,361)	(3,260,985)
Income tax provision	$-	$-

Components of deferred tax asset:
Non capital tax loss carry forwards	$3,953,361	$3,260,985
Less: valuation allowance	(3,953,361)	(3,260,985)
Net deferred tax asset	$-	$-